Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following information is intended to show the relationship between the executive compensation actually paid by our Company and our financial performance.

Year	Summary Compensation Table Total for PEO-1[1] ($)	Summary Compensation Table Total for PEO-2[1] ($)	Compensation Actually Paid to PEO-1[2] ($)	Compensation Actually Paid to PEO-2[2] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2,3] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[2,3] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in 000s) ($)	Operating EPS ($)
							Total Shareholder Return ($)[4]	Peer Group Total Shareholder Return ($)[4,5]
2022	8,905,419	8,871,217	19,165,333	19,247,538	3,081,295	6,745,194	138	133	739,704	8.15
2021	8,353,754	8,323,666	6,084,819	6,060,050	2,906,877	2,237,094	107	121	744,959	6.86
2020	9,158,910	8,443,364	2,393,755	2,405,315	3,315,803	1,441,879	107	88	731,773	6.88
2019	8,342,279	8,337,263	23,790,020	23,757,342	3,119,663	6,932,031	118	98	760,790	6.75
2018	7,831,616	7,797,408	4,284,243	4,403,875	2,597,771	1,405,111	83	79	701,466	6.13

Named Executive Officers, Footnote [Text Block]	Amounts shown are reported in the Summary Compensation Table (SCT) for the Principal Executive Officers (PEOs), Gary L. Coleman (PEO-1) and Larry M. Hutchinson (PEO-2).Amounts shown represent the total average reported in the Summary Compensation Table for the Non-PEO NEOs. The Company’s Non-PEO NEOs for 2021 and 2022 were Frank M. Svoboda, J. Matthew Darden, Steven K. Greer, and Michael C. Majors. The Non-PEO NEOs for 2018 to 2020 were Messrs. Svoboda, Darden, Greer, and W. Michael Pressley.
Peer Group Issuers, Footnote [Text Block]	The Company’s peer group consists of the Standard & Poor’s (S&P) Life and Health Insurance Index and is set forth in Part II, Item 5 of the Form 10-K for the fiscal year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of performance share awards and option awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) and for the average of the Non-PEO Named Executive Officers (NEOs) Frank M. Svoboda, J. Matthew Darden, Steven K. Greer, and Michael C. Majors for 2021 and 2022, and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2018 to 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

PEO-1
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2022	8,905,419	3,119,560	6,499,470	692,092	—	(51,208)	19,165,333
2021	8,353,754	(321,200)	(1,700,782)	(309,130)	—	62,177	6,084,819
2020	9,158,910	(154,340)	(4,084,180)	(654,480)	(1,939,280)	67,125	2,393,755
2019	8,342,279	3,086,150	11,905,345	1,110,430	(717,872)	63,688	23,790,020
2018	7,831,616	(1,486,450)	(1,555,361)	(557,127)	—	51,565	4,284,243

PEO-2
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2022	8,871,217	3,119,560	6,499,470	692,092	—	65,199	19,247,538
2021	8,323,666	(321,200)	(1,700,782)	(309,130)	—	67,496	6,060,050
2020	8,443,364	(154,340)	(4,084,180)	(654,480)	(1,210,731)	65,682	2,405,315
2019	8,337,263	3,086,150	11,905,345	1,110,430	(745,486)	63,640	23,757,342
2018	7,797,408	(1,486,450)	(1,527,561)	(544,602)	—	165,080	4,403,875

Non-PEO NEO Average Total Compensation Amount	$ 3,081,295	$ 2,906,877	$ 3,315,803	$ 3,119,663	$ 2,597,771
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,745,194	2,237,094	1,441,879	6,932,031	1,405,111
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts shown represent compensation actually paid (CAP) and include adjustments for the changes in the fair values of performance share awards and option awards, as well as adjustments for the aggregate change in the actuarial present value of accumulated benefits and actuarially-determined service costs for services rendered under all defined benefit and actuarial pension plans reported in the SCT for Messrs. Coleman (PEO-1) and Hutchinson (PEO-2) and for the average of the Non-PEO Named Executive Officers (NEOs) Frank M. Svoboda, J. Matthew Darden, Steven K. Greer, and Michael C. Majors for 2021 and 2022, and Messrs. Svoboda, Darden, Greer, and W. Michael Pressley for 2018 to 2020. To calculate the CAP, the following amounts were deducted and added to the SCT Total:

Average Non-PEO NEOs
Year	SCT Total	Equity Award-related Additions (Deductions) to CAP			Pension-related Additions (Deductions) to CAP		CAP
		Adjustment for the Fair Value of Equity Awards as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years' Awards that Vested during the Year	Adjustment for the Aggregate Change in the Present Value of the Accumulated Benefit under the Pension Plans	Adjustment for the Service Cost
2022	3,081,295	1,102,060	2,083,150	242,997	—	235,692	6,745,194
2021	2,906,877	(98,330)	(420,168)	(103,374)	(289,742)	241,831	2,237,094
2020	3,315,803	(45,053)	(1,106,602)	(192,601)	(737,316)	207,648	1,441,879
2019	3,119,663	949,864	2,946,444	448,501	(693,092)	160,651	6,932,031
2018	2,597,771	(474,106)	(518,727)	(216,747)	(131,262)	148,182	1,405,111

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Net Operating Income EPS
Underwriting Income
Net Operating Income ROE

Total Shareholder Return Amount	$ 138	107	107	118	83
Peer Group Total Shareholder Return Amount	133	121	88	98	79
Net Income (Loss)	$ 739,704	$ 744,959	$ 731,773	$ 760,790	$ 701,466
Company Selected Measure Amount | $ / shares	8.15	6.86	6.88	6.75	6.13
Additional 402(v) Disclosure [Text Block]	Calculated based on $100 invested as of market close on December 31, 2017, including reinvestment of dividends, for each fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Income EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Income ROE
Coleman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,905,419	$ 8,353,754	$ 9,158,910	$ 8,342,279	$ 7,831,616
PEO Actually Paid Compensation Amount	$ 19,165,333	6,084,819	2,393,755	23,790,020	4,284,243
PEO Name	Gary L. Coleman
Hutchinson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,871,217	8,323,666	8,443,364	8,337,263	7,797,408
PEO Actually Paid Compensation Amount	$ 19,247,538	6,060,050	2,405,315	23,757,342	4,403,875
PEO Name	Larry M. Hutchinson
PEO [Member] | Coleman [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 3,119,560	(321,200)	(154,340)	3,086,150	(1,486,450)
PEO [Member] | Coleman [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,499,470	(1,700,782)	(4,084,180)	11,905,345	(1,555,361)
PEO [Member] | Coleman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	692,092	(309,130)	(654,480)	1,110,430	(557,127)
PEO [Member] | Coleman [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(1,939,280)	(717,872)	0
PEO [Member] | Coleman [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(51,208)	62,177	67,125	63,688	51,565
PEO [Member] | Hutchinson [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,119,560	(321,200)	(154,340)	3,086,150	(1,486,450)
PEO [Member] | Hutchinson [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,499,470	(1,700,782)	(4,084,180)	11,905,345	(1,527,561)
PEO [Member] | Hutchinson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	692,092	(309,130)	(654,480)	1,110,430	(544,602)
PEO [Member] | Hutchinson [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(1,210,731)	(745,486)	0
PEO [Member] | Hutchinson [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	65,199	67,496	65,682	63,640	165,080
Non-PEO NEO [Member] | Equity Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,102,060	(98,330)	(45,053)	949,864	(474,106)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,083,150	(420,168)	(1,106,602)	2,946,444	(518,727)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	242,997	(103,374)	(192,601)	448,501	(216,747)
Non-PEO NEO [Member] | Adjustment, Present Value of the Accumulated Benefit under the Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(289,742)	(737,316)	(693,092)	(131,262)
Non-PEO NEO [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 235,692	$ 241,831	$ 207,648	$ 160,651	$ 148,182